Document and Entity Information	May 20, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001625641
Document Type	8-K
Document Period End Date	May 20, 2022
Entity Registrant Name	CS Disco, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40624
Entity Tax Identification Number	46-4254444
Entity Address, Address Line One	3700 N. Capital of Texas Hwy.
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(833)
Local Phone Number	653-4726
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.005 par value per share
Trading Symbol	LAW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false